NAVIGATOR EQUITY HEDGED FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2022

Shares					Fair Value
	EXCHANGE-TRADED FUNDS — 88.6%
	EQUITY - 88.6%
30,860	iShares Core S&P 500 ETF				$ 13,941,622
62,579	iShares MSCI EAFE Value ETF(e)				3,219,064
112,222	Schwab Fundamental U.S. Large Company Index ETF				6,484,187
51,088	SPDR S&P Regional Banking ETF(e)				3,657,901
27,209	Vanguard Energy ETF(e)				2,480,917
15,104	Vanguard Real Estate ETF(e)				1,604,649
					31,388,340

	TOTAL EXCHANGE-TRADED FUNDS (Cost $31,826,560)				31,388,340

	SHORT-TERM INVESTMENTS — 10.2%
	MONEY MARKET FUNDS - 10.2%
264,512	Dreyfus Money Market Fund, Select Class, 0.01%(b)				264,512
3,358,890	Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 0.01%(b)				3,358,890
	TOTAL MONEY MARKET FUNDS (Cost $3,623,402)				3,623,402

	TOTAL SHORT-TERM INVESTMENTS (Cost $3,623,402)				3,623,402

Contracts(c)
	INDEX OPTIONS PURCHASED(a) - 2.3%	Expiration Date	Exercise Price	Notional Value
	PUT OPTIONS PURCHASED - 2.3%
86	S&P 500 Index	02/28/2022	$ 4,480.00	$ 38,833,730	813,560
	TOTAL PUT OPTIONS PURCHASED (Cost - $769,820)

	TOTAL INDEX OPTIONS PURCHASED (Cost - $769,820)				813,560

	EQUITY OPTIONS PURCHASED(a) - 1.9%
	CALL OPTIONS PURCHASED - 1.9%
3,000	iPath Series B S&P 500 VIX Short-Term Futures ETN	02/04/2022	19.50	6,423,000	684,000
	TOTAL CALL OPTIONS PURCHASED (Cost - $783,094)

	TOTAL EQUITY OPTIONS PURCHASED (Cost - $783,094)				684,000

NAVIGATOR EQUITY HEDGED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2022

Shares				Fair Value

4,253,808

COLLATERAL FOR SECURITIES LOANED — 12.0%

Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Shares, 0.03% (b),(d)

TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $4,253,808)

					$ 4,253,808
	TOTAL INVESTMENTS - 115.0% (Cost $41,256,684)				40,763,110
	SECURITY SOLD SHORT - (2.0)% (Proceeds - $720,400)				(715,094)
	CALL OPTIONS WRITTEN - (2.4)% (Proceeds - $818,390)				(839,790)
	PUT OPTIONS WRITTEN - (1.2)% (Proceeds - $456,511)				(442,470)
	LIABILITIES IN EXCESS OF OTHER ASSETS – (9.4)%				(3,316,794)
	NET ASSETS - 100.0%				$ 35,448,962

Shares
	EXCHANGE-TRADED NOTE(a) - 2.0%
	SPECIALITY – 2.0%
33,400	iPath Series B S&P 500 VIX Short-Term Futures ETN			$ 715,094
	TOTAL SECURITY SOLD SHORT (Proceeds - $720,400)
	TOTAL SECURITY SOLD SHORT (Proceeds - $720,400)			715,094

Contracts(c)
	WRITTEN EQUITY OPTIONS(a) - (2.4)%	Expiration Date	Exercise Price	Notional Value
	CALL OPTIONS WRITTEN- (2.4)%
2,666	iPath Series B S&P 500 VIX Short-Term Futures ETN	02/04/2022	$ 19.50	$ 5,707,906	839,790
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $818,390)

	TOTAL EQUITY OPTIONS WRITTEN (Proceeds - $818,390)				839,790

	WRITTEN INDEX OPTIONS(a) - (1.2)%
	PUT OPTIONS WRITTEN - (1.2)%
86	S&P 500 Index	02/28/2022	4,320.00	38,1833,730	442,470
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $456,511)

	TOTAL INDEX OPTIONS WRITTEN (Proceeds - $456,511)				442,470

EAFE	- Europe, Australasia and Far East
ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International
SPDR	- Standard & Poor's Depositary Receipt

NAVIGATOR EQUITY HEDGED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2022

(a)	Non-income producing security.
(b)	Rate disclosed is the seven-day effective yield as of January 31, 2022.
(c) (d) (e)

Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

Security purchased with cash proceeds of securities lending collateral.

All or a portion of the security is on loan. Total loaned securities had a value of $4,155,762 at January 31, 2022.

NAVIGATOR TACTICAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2022

Shares				Fair Value
	EXCHANGE-TRADED FUNDS — 12.5%
	FIXED INCOME - 12.5%
9,277,849	iShares iBoxx $ High Yield Corporate Bond ETF(h)			$ 785,833,810
2,921,555	SPDR Bloomberg High Yield Bond ETF(h)			308,428,561
				1,094,262,371

	TOTAL EXCHANGE-TRADED FUNDS (Cost $1,100,679,742)			1,094,262,371

	OPEN-END FUNDS — 2.3%
	FIXED INCOME - 1.7%
10,010,365	Navigator Tactical Investment Grade Bond Fund, Class I(d)			96,499,921
5,054,219	Navigator Ultra Short Bond Fund, Class I(d)			50,542,192
				147,042,113
	MIXED ALLOCATION - 0.6%
5,423,020	Navigator Tactical US Allocation Fund, Class I(d)			52,657,522

	TOTAL OPEN-END FUNDS (Cost $203,838,862)			199,699,635

Principal Amount ($)	Spread	Coupon Rate (%)	Maturity
	CORPORATE BONDS — 42.9%
	ADVERTISING & MARKETING — 0.0%(e)
3,694,000	WPP Finance 2010	3.7500	09/19/24	3,865,991

	AEROSPACE & DEFENSE — 0.6%
23,000,000	Boeing Company	1.1670	02/04/23	22,969,219
2,000,000	Boeing Company	1.4330	02/04/24	1,981,301
5,596,000	Boeing Company	4.5080	05/01/23	5,787,585
19,250,000	Huntington Ingalls Industries, Inc.(b)	0.6700	08/16/23	18,937,956
1,000,000	Northrop Grumman Corporation	3.2500	08/01/23	1,027,754
				50,703,815
	ASSET MANAGEMENT — 1.3%
22,000,000	Charles Schwab Corporation	0.7500	03/18/24	21,674,936
1,900,000	Eaton Vance Corporation	3.6250	06/15/23	1,958,176
3,086,000	Golub Capital BDC, Inc.	3.3750	04/15/24	3,138,520

NAVIGATOR TACTICAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 42.9% (Continued)
	ASSET MANAGEMENT — 1.3% (Continued)
2,000,000	TD Ameritrade Holding Corporation		2.9500	04/01/22	$ 2,004,321
83,623,000	UBS Group A.G.(b)		2.6500	02/01/22	83,623,000
					112,398,953
	AUTOMOTIVE — 3.0%
10,000,000	American Honda Finance Corporation		0.3500	04/20/23	9,873,311
13,593,000	American Honda Finance Corporation		0.8750	07/07/23	13,516,121
57,785,000	Daimler Finance North America, LLC(b),(c)	US0003M + 0.900%	1.0560	02/15/22	57,802,864
2,900,000	Fiat Chrysler Automobiles N.V.		5.2500	04/15/23	3,021,800
2,542,000	General Motors Company		5.4000	10/02/23	2,695,161
3,400,000	General Motors Financial Company, Inc.		3.5500	07/08/22	3,440,571
27,019,000	General Motors Financial Company, Inc.(c)	US0003M + 1.310%	1.5280	06/30/22	27,138,741
1,973,000	General Motors Financial Company, Inc.		1.7000	08/18/23	1,975,184
500,000	General Motors Financial Company, Inc.		1.2000	10/15/24	489,415
18,800,000	Harley-Davidson Financial Services, Inc.(b)		4.0500	02/04/22	18,803,694
5,625,000	Hyundai Capital America(b)		3.2500	09/20/22	5,699,475
15,000,000	Hyundai Capital America(b)		0.8750	06/14/24	14,629,036
619,000	Toyota Motor Corporation		2.1570	07/02/22	623,303
2,000,000	Toyota Motor Corporation		0.6810	03/25/24	1,967,556
29,828,000	Toyota Motor Credit Corporation(c)	US0003M + 0.150%	0.3060	02/14/22	29,828,874
550,000	Toyota Motor Credit Corporation		0.4500	07/22/22	549,723
5,555,000	Toyota Motor Credit Corporation Series B		2.9000	03/30/23	5,673,124
60,000,000	Toyota Motor Credit Corporation(c)	SOFRRATE + 0.350%	0.3970	06/13/23	60,012,415
2,000,000	Toyota Motor Credit Corporation		0.5000	08/14/23	1,978,693
700,000	Toyota Motor Credit Corporation		0.4500	01/11/24	687,639
5,000,000	Toyota Motor Credit Corporation		0.5000	06/18/24	4,881,945
					265,288,645
	BANKING — 7.9%
3,150,000	Australia & New Zealand Banking Group Ltd.		2.6250	05/19/22	3,170,715
1,200,000	Banco Santander S.A.		2.7060	06/27/24	1,223,563
27,480,000	Bank of America Corporation(c)	US0003M + 1.000%	1.2590	04/24/23	27,526,834
35,000,000	Bank of America Corporation(c)	US0003M + 1.021%	2.8810	04/24/23	35,116,945
4,000,000	Bank of America Corporation(c)	US0003M + 0.790%	3.0040	12/20/23	4,062,662
2,670,000	Bank of America Corporation(d)	US0003M + 0.970%	3.4580	03/15/25	2,756,916

NAVIGATOR TACTICAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 42.9% (Continued)
	BANKING — 7.9% (Continued)
5,000,000	Bank of America Corporation(c)	SOFRRATE + 0.690%	0.9760	04/22/25	$ 4,905,540
2,000,000	Bank of Montreal Series D		2.9000	03/26/22	2,008,008
2,800,000	Bank of Nova Scotia		2.0000	11/15/22	2,828,498
1,041,000	Bank of Nova Scotia		1.9500	02/01/23	1,051,642
6,819,000	Bank of Nova Scotia		1.6250	05/01/23	6,849,364
5,000,000	Bank of Nova Scotia		0.7000	04/15/24	4,892,684
1,027,000	Barclays Bank plc		1.7000	05/12/22	1,029,547
32,657,000	Barclays plc(c)	US0003M + 1.430%	1.5860	02/15/23	32,672,216
11,350,000	Barclays plc((c)	US0003M + 1.400%	4.6100	02/15/23	11,363,367
2,000,000	Barclays plc MTN((c)	US0003M + 1.356%	4.3380	05/16/24	2,066,336
45,019,000	BBVA USA		2.8750	06/29/22	45,347,191
3,433,000	BPCE S.A.		4.0000	04/15/24	3,603,383
15,000,000	Canadian Imperial Bank of Commerce		0.4500	06/22/23	14,830,663
1,961,000	Canadian Imperial Bank of Commerce		0.9500	06/23/23	1,950,604
25,100,000	Citigroup, Inc.(c)	US0003M + 0.960%	1.2180	04/25/22	25,115,316
1,750,000	Citigroup, Inc.(c)	US0003M + 0.950%	2.8760	07/24/23	1,764,630
7,106,000	Citigroup, Inc.(c)	SOFRRATE + 0.686%	0.7760	10/30/24	7,005,443
3,630,000	Citigroup, Inc. (c)	SOFRRATE + 0.669%	0.9810	05/01/25	3,557,531
35,102,000	Citizens Bank NA		2.6500	05/26/22	35,279,428
2,000,000	Cooperatieve Rabobank UA		2.7500	01/10/23	2,033,961
2,000,000	Cooperatieve Rabobank UA		0.3750	01/12/24	1,963,356
35,000,000	Credit Suisse A.G.(c)	SOFRRATE + 0.450%	0.4990	02/04/22	35,000,647
600,000	Credit Suisse A.G.		0.4950	02/02/24	587,045
600,000	Credit Suisse Group Funding Guernsey Ltd.		3.8000	09/15/22	611,063
2,580,000	Deutsche Bank A.G.(c)	US0003M + 1.190%	1.3450	11/16/22	2,593,169
2,200,000	Deutsche Bank A.G.		0.8980	05/28/24	2,158,895
2,000,000	HSBC Holdings plc(c)	US0003M + 1.055%	3.2620	03/13/23	2,004,919
800,000	HSBC Holdings plc		4.2500	03/14/24	836,457
500,000	Huntington National Bank		3.1250	04/01/22	501,134
5,000,000	Huntington National Bank		3.5500	10/06/23	5,171,935
29,955,000	JPMorgan Chase & Company(c)	US0003M + 0.695%	3.2070	04/01/23	30,055,894
7,500,000	JPMorgan Chase & Company(c)	US0003M + 0.900%	1.1580	04/25/23	7,531,397

NAVIGATOR TACTICAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 42.9% (Continued)
	BANKING — 7.9% (Continued)
2,000,000	JPMorgan Chase & Company((c)	US0003M + 0.935%	2.7760	04/25/23	$ 2,007,055
1,400,000	JPMorgan Chase & Company		3.3750	05/01/23	1,437,089
8,518,000	JPMorgan Chase & Company(c)	US0003M + 1.230%	1.4890	10/24/23	8,582,854
3,700,000	JPMorgan Chase & Company(c)	SOFRRATE + 0.580%	0.6970	03/16/24	3,674,937
9,450,000	JPMorgan Chase & Company(c)	SOFRRATE + 1.455%	1.5140	06/01/24	9,460,845
1,420,000	JPMorgan Chase & Company(c)	US0003M + 0.890%	3.7970	07/23/24	1,465,119
1,100,000	JPMorgan Chase & Company(c)	SOFRRATE + 0.600%	0.6530	09/16/24	1,085,045
2,000,000	JPMorgan Chase & Company(c)	SOFRRATE + 0.420%	0.5630	02/16/25	1,951,798
1,880,000	JPMorgan Chase & Company(c)	US0003M + 1.155%	3.2200	03/01/25	1,931,778
1,300,000	JPMorgan Chase & Company(c)	SOFRRATE + 0.540%	0.8240	06/01/25	1,269,240
10,000,000	JPMorgan Chase & Company(c)	SOFRRATE + 0.580%	0.9690	06/23/25	9,773,713
2,511,000	KeyBank NA(c)	SOFRRATE + 0.320%	0.4330	06/14/24	2,476,929
4,400,000	Lloyds Banking Group plc		4.0500	08/16/23	4,568,097
2,583,000	Lloyds Banking Group plc(c)	H15T1Y + 0.550%	0.6950	05/11/24	2,556,559
7,000,000	Mitsubishi UFJ Financial Group, Inc.		2.6650	07/25/22	7,065,674
1,138,000	Mitsubishi UFJ Financial Group, Inc.		3.4550	03/02/23	1,165,519
6,600,000	Mitsubishi UFJ Financial Group, Inc.		3.4070	03/07/24	6,836,843
3,000,000	Mitsubishi UFJ Financial Group, Inc. (c)	H15T1Y + 0.680%	0.8480	09/15/24	2,959,264
33,885,000	Mizuho Financial Group, Inc.		2.9530	02/28/22	33,950,430
7,800,000	Mizuho Financial Group, Inc.(c)	US0003M + 0.790%	0.9700	03/05/23	7,845,835
900,000	Mizuho Financial Group, Inc. (c)	US0003M + 0.840%	2.7210	07/16/23	906,490
2,000,000	Mizuho Financial Group, Inc. (c)	SOFRRATE + 0.872%	0.8490	09/08/24	1,976,518
25,000,000	MUFG Union Bank NA		3.1500	04/01/22	25,057,051
30,000,000	Natwest Group plc(c)	US0003M + 1.470%	1.6260	05/15/23	30,098,572
25,000,000	Natwest Group plc(c)	US0003M + 1.480%	3.4980	05/15/23	25,152,726
7,160,000	Natwest Group plc		3.8750	09/12/23	7,389,867
600,000	Natwest Group plc		6.0000	12/19/23	644,518
1,684,000	PNC Bank NA		2.9500	01/30/23	1,713,967
2,000,000	PNC Financial Services Group, Inc.		3.5000	01/23/24	2,074,796
5,000,000	Royal Bank of Canada		1.6000	04/17/23	5,030,071

NAVIGATOR TACTICAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 42.9% (Continued)
	BANKING — 7.9% (Continued)
3,705,000	Royal Bank of Canada		0.5000	10/26/23	$ 3,655,139
2,000,000	Royal Bank of Canada		0.4250	01/19/24	1,960,579
1,583,000	Royal Bank of Canada		0.6500	07/29/24	1,544,570
5,750,000	Skandinaviska Enskilda Banken A.B.(b),(c)	US0003M + 0.645%	0.8460	12/12/22	5,775,150
11,000,000	Skandinaviska Enskilda Banken A.B.(b)		2.2000	12/12/22	11,131,025
600,000	Sumitomo Mitsui Financial Group, Inc.		2.7840	07/12/22	605,642
1,442,000	Sumitomo Mitsui Financial Group, Inc.		2.7780	10/18/22	1,463,494
600,000	Sumitomo Mitsui Financial Group, Inc.		3.7480	07/19/23	620,684
5,000,000	Sumitomo Mitsui Financial Group, Inc.		3.9360	10/16/23	5,205,268
2,000,000	Sumitomo Mitsui Financial Group, Inc.		0.5080	01/12/24	1,959,549
15,422,000	Synchrony Bank		3.0000	06/15/22	15,526,932
2,000,000	Toronto-Dominion Bank		0.2500	01/06/23	1,988,059
500,000	Toronto-Dominion Bank		3.5000	07/19/23	516,444
1,780,000	Truist Bank		2.8000	05/17/22	1,788,556
1,743,000	Truist Bank(c)	US0003M + 0.735%	3.6890	08/02/24	1,800,794
4,000,000	Truist Financial Corporation		3.0500	06/20/22	4,030,591
5,476,000	Truist Financial Corporation		2.2000	03/16/23	5,531,818
1,000,000	US Bancorp		3.0000	03/15/22	1,000,990
2,000,000	US Bancorp		3.3750	02/05/24	2,073,268
2,285,000	Wells Fargo & Company, Class MTN(c)	SOFRRATE + 1.600%	1.6540	06/02/24	2,287,959
2,000,000	Wells Fargo & Company		3.7500	01/24/24	2,081,133
10,000,000	Wells Fargo & Company		3.3000	09/09/24	10,377,405
2,000,000	Westpac Banking Corporation		2.7500	01/11/23	2,034,470
19,686,000	Zions Bancorp NA		3.3500	03/04/22	19,689,187
					689,786,803
	BEVERAGES — 0.5%
18,827,000	Heineken N.V.(b)		3.4000	04/01/22	18,919,204
5,233,000	Keurig Dr Pepper, Inc.		0.7500	03/15/24	5,127,766
21,800,000	Molson Coors Beverage Company		3.5000	05/01/22	21,953,495
2,000,000	PepsiCo, Inc.		0.4000	10/07/23	1,975,501
					47,975,966
	BIOTECH & PHARMA — 1.5%
4,171,000	AbbVie, Inc.		3.2500	10/01/22	4,213,720

NAVIGATOR TACTICAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 42.9% (Continued)
	BIOTECH & PHARMA — 1.5% (Continued)
31,450,000	AbbVie, Inc.(c)	US0003M + 0.650%	0.8100	11/21/22	$ 31,571,309
818,000	AbbVie, Inc.		2.3000	11/21/22	825,921
2,600,000	AbbVie, Inc.		3.7500	11/14/23	2,695,478
2,300,000	AbbVie, Inc.		3.8500	06/15/24	2,405,977
60,000,000	AstraZeneca plc		0.3000	05/26/23	59,434,465
22,967,000	Bausch Health Companies, Inc.(b)		6.1250	04/15/25	23,423,469
4,000,000	Bristol-Myers Squibb Company		0.5370	11/13/23	3,954,559
1,480,000	GlaxoSmithKline Capital plc		2.8750	06/01/22	1,488,607
2,000,000	GlaxoSmithKline Capital plc		0.5340	10/01/23	1,977,795
615,000	Merck & Company, Inc.		2.8000	05/18/23	629,121
1,470,000	Royalty Pharma plc		0.7500	09/02/23	1,449,390
500,000	Takeda Pharmaceutical Company Ltd.		4.4000	11/26/23	523,549
					134,593,360
	BROKERAGE ASSETMANAGERS EXCHANGES — 0.1%
5,513,000	Blackstone Private Credit Fund(b)		1.7500	09/15/24	5,365,882

	CABLE & SATELLITE — 0.1%
1,200,000	Cequel Communications Holdings I, LLC / Cequel(b)		7.5000	04/01/28	1,203,750
1,385,000	Charter Communications Operating, LLC / Charter		4.4640	07/23/22	1,400,575
1,233,000	Comcast Corporation		3.7000	04/15/24	1,287,057
1,136,000	Time Warner Entertainment Company, L.P.		8.3750	03/15/23	1,221,312
					5,112,694
	CHEMICALS — 0.1%
3,013,000	DuPont de Nemours, Inc.		4.2050	11/15/23	3,152,065
4,545,000	LYB International Finance BV		4.0000	07/15/23	4,708,227
					7,860,292
	CONSTRUCTION MATERIALS — 0.3%
18,500,000	Carlisle Companies, Inc.		0.5500	09/01/23	18,231,619
10,000,000	Martin Marietta Materials, Inc.		0.6500	07/15/23	9,893,453
					28,125,072
	DIVERSIFIED INDUSTRIALS — 0.0%(e)
3,082,000	Honeywell International, Inc.		0.4830	08/19/22	3,083,127

NAVIGATOR TACTICAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 42.9% (Continued)
	E-COMMERCE DISCRETIONARY — 0.9%
26,490,000	Amazon.com, Inc.		0.2500	05/12/23	$ 26,244,908
2,343,000	Amazon.com, Inc.		0.4500	05/12/24	2,291,650
47,441,000	eBay, Inc.(c)	US0003M + 0.870%	1.1690	01/30/23	47,735,750
					76,272,308
	ELECTRIC UTILITIES — 2.0%
24,150,000	Dominion Energy, Inc.(c)	US0003M + 0.530%	0.7330	09/15/23	24,163,490
3,835,000	Emera US Finance, L.P.		0.8330	06/15/24	3,743,785
2,424,000	Entergy Corporation		4.0000	07/15/22	2,446,006
1,473,000	Exelon Generation Company, LLC		3.4000	03/15/22	1,476,414
34,000,000	Florida Power & Light Company(c)	SOFRINDX + 0.380%	0.4280	01/12/24	34,018,925
20,240,000	NextEra Energy Capital Holdings, Inc.(c)	US0003M + 0.720%	0.8980	02/25/22	20,248,637
49,000,000	NextEra Energy Capital Holdings, Inc.(c)	US0003M + 0.270%	0.4300	02/22/23	49,007,193
2,500,000	NextEra Energy Capital Holdings, Inc.		0.6500	03/01/23	2,489,457
700,000	Pacific Gas and Electric Company		1.7500	06/16/22	699,876
2,800,000	Pacific Gas and Electric Company		1.3670	03/10/23	2,772,561
4,191,000	Pacific Gas and Electric Company		4.2500	08/01/23	4,303,694
21,587,000	Progress Energy, Inc.		3.1500	04/01/22	21,613,072
1,500,000	Public Service Company of Colorado		2.2500	09/15/22	1,503,304
2,000,000	Southern Company		0.6000	02/26/24	1,955,172
					170,441,586
	ELECTRICAL EQUIPMENT — 0.4%
25,000,000	Siemens Financieringsmaatschappij N.V.(b)		0.4000	03/11/23	24,763,819
10,000,000	Siemens Financieringsmaatschappij N.V.(b)		0.6500	03/11/24	9,822,351
					34,586,170
	ENTERTAINMENT CONTENT — 0.3%
1,000,000	Discovery Communications, LLC		2.9500	03/20/23	1,016,573
5,040,000	TWDC Enterprises 18 Corporation(c)	US0003M + 0.390%	0.5700	03/04/22	5,041,812
11,001,000	TWDC Enterprises 18 Corporation Series D		2.4500	03/04/22	11,021,882
6,672,000	TWDC Enterprises 18 Corporation		2.3500	12/01/22	6,751,961
					23,832,228
	FOOD — 1.8%
5,700,000	Conagra Brands, Inc.		3.2500	09/15/22	5,743,550
14,250,000	Conagra Brands, Inc.		0.5000	08/11/23	14,044,735

NAVIGATOR TACTICAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 42.9% (Continued)
	FOOD — 1.8% (Continued)
710,000	Hormel Foods Corporation		0.6500	06/03/24	$ 696,410
54,335,000	McCormick & Co, Inc.		2.7000	08/15/22	54,833,996
84,923,000	Mondelez International, Inc.		0.6250	07/01/22	84,886,577
					160,205,268
	FORESTRY, PAPER & WOOD PRODUCTS — 0.0%(e)
2,420,000	Georgia-Pacific, LLC		8.0000	01/15/24	2,727,494

	GAS & WATER UTILITIES — 0.1%
2,700,000	Atmos Energy Corporation		0.6250	03/09/23	2,685,591
3,325,000	ONE Gas, Inc.		0.8500	03/11/23	3,305,761
					5,991,352
	HEALTH CARE FACILITIES & SERVICES — 1.6%
6,906,000	Aetna, Inc.		2.7500	11/15/22	6,974,601
30,802,000	AmerisourceBergen Corporation		0.7370	03/15/23	30,632,922
1,700,000	Anthem, Inc.		0.4500	03/15/23	1,687,185
5,000,000	Beth Israel Lahey Health, Inc.		2.2200	07/01/28	4,882,285
7,000,000	Beth Israel Lahey Health, Inc.		3.0800	07/01/51	6,562,838
21,178,000	Cardinal Health, Inc.(c)	US0003M + 0.770%	0.9730	06/15/22	21,224,723
531,000	Cigna Corporation		3.0500	11/30/22	539,927
15,462,000	Cigna Corporation(c)	US0003M + 0.890%	1.1310	07/15/23	15,614,630
2,500,000	Cigna Corporation		3.7500	07/15/23	2,580,319
2,000,000	Cigna Corporation		0.6130	03/15/24	1,957,029
12,942,000	Humana, Inc.		3.1500	12/01/22	13,118,946
23,605,000	Humana, Inc.		0.6500	08/03/23	23,317,778
6,055,000	Laboratory Corp of America Holdings		3.2500	09/01/24	6,249,657
2,000,000	UnitedHealth Group, Inc.		2.8750	03/15/22	2,004,352
4,830,000	UnitedHealth Group, Inc.		3.3500	07/15/22	4,887,750
					142,234,942
	INDUSTRIAL SUPPORT SERVICES — 0.2%
20,000,000	Triton Container International Ltd.(b)		0.8000	08/01/23	19,785,711

	INSTITUTIONAL FINANCIAL SERVICES — 3.0%
2,000,000	Bank of New York Mellon Corporation		2.9500	01/29/23	2,038,122
7,400,000	Bank of New York Mellon Corporation		0.5000	04/26/24	7,251,084

NAVIGATOR TACTICAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 42.9% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES — 3.0% (Continued)
2,000,000	Bank of New York Mellon Corporation		1.6000	04/24/25	$ 1,984,428
14,000,000	Coinbase Global, Inc.(b)		3.3750	10/01/28	12,554,570
14,000,000	Coinbase Global, Inc.(b)		3.6250	10/01/31	12,189,170
2,000,000	Credit Suisse Group A.G.		3.8000	06/09/23	2,059,314
3,283,000	Goldman Sachs Group, Inc.		3.6250	01/22/23	3,364,966
4,450,000	Goldman Sachs Group, Inc.(c)	US0003M + 0.750%	0.9140	02/23/23	4,473,701
3,758,000	Goldman Sachs Group, Inc.		3.2000	02/23/23	3,836,428
14,900,000	Goldman Sachs Group, Inc.		0.5230	03/08/23	14,790,286
14,000,000	Goldman Sachs Group, Inc.(c)	US0003M + 1.053%	2.9080	06/05/23	14,077,943
71,775,000	Goldman Sachs Group, Inc. (c)	US0003M + 0.990%	2.9050	07/24/23	72,355,398
20,000,000	Goldman Sachs Group, Inc.(c)	SOFRRATE + 0.620%	0.6690	12/06/23	20,027,190
2,322,000	Goldman Sachs Group, Inc.		4.0000	03/03/24	2,428,756
7,000,000	Goldman Sachs Group, Inc. (c)	SOFRRATE + 0.572%	0.6730	03/08/24	6,943,838
1,285,000	Goldman Sachs Group, Inc. (c)	US0003M + 1.201%	3.2720	09/29/25	1,324,294
13,450,000	Intercontinental Exchange, Inc.		2.3500	09/15/22	13,550,203
14,878,000	Morgan Stanley		2.7500	05/19/22	14,981,104
784,000	Morgan Stanley		4.8750	11/01/22	806,204
2,025,000	Morgan Stanley		3.1250	01/23/23	2,064,884
4,730,000	Morgan Stanley		3.7500	02/25/23	4,872,660
4,000,000	Morgan Stanley MTN(c)	SOFRRATE + 0.455%	0.5290	01/25/24	3,968,126
1,785,000	Morgan Stanley((c)	SOFRRATE + 0.616%	0.7310	04/05/24	1,771,406
720,000	Morgan Stanley		3.8750	04/29/24	752,656
4,040,000	Morgan Stanley(c)	SOFRRATE + 0.509%	0.7910	01/22/25	3,962,275
3,219,000	Morgan Stanley(c)	SOFRRATE + 0.560%	1.1640	10/21/25	3,141,872
32,075,000	Nasdaq, Inc.		0.4450	12/21/22	31,898,631
					263,469,509
	INSURANCE — 3.3%
38,000,000	AIG Global Funding(b)		0.4000	09/13/23	37,329,049
700,000	Allstate Corporation		3.1500	06/15/23	717,650
2,000,000	American International Group, Inc.		4.1250	02/15/24	2,100,792
500,000	Aon plc		4.0000	11/27/23	518,910

NAVIGATOR TACTICAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 42.9% (Continued)
	INSURANCE — 3.3% (Continued)
17,000,000	Brighthouse Financial Global Funding(b)		0.6000	06/28/23	$ 16,804,176
20,000,000	Equitable Financial Life Global Funding(b)		0.5000	04/06/23	19,820,572
25,000,000	Jackson Financial, Inc.(b)		1.1250	11/22/23	24,729,209
33,609,000	Met Tower Global Funding(b)		0.5500	07/13/22	33,614,673
25,000,000	Met Tower Global Funding(b),(c)	SOFRRATE + 0.550%	0.5980	01/17/23	25,088,543
14,500,000	Metropolitan Life Global Funding I MTN(b),(c)	SOFRRATE + 0.570%	0.6180	01/13/23	14,552,790
50,000,000	New York Life Global Funding(b)		0.6000	08/27/24	48,966,161
62,000,000	Northwestern Mutual Global Funding(b)		0.6000	03/25/24	60,659,694
1,850,000	W R Berkley Corporation		4.6250	03/15/22	1,858,734
					286,760,953
	INTERNET MEDIA & SERVICES — 0.2%
13,328,000	Netflix, Inc.		5.5000	02/15/22	13,359,987

	LEISURE FACILITIES & SERVICES — 0.7%
25,000,000	Golden Nugget, Inc.(b)		6.7500	10/15/24	25,034,500
19,772,000	Hyatt Hotels Corporation		1.3000	10/01/23	19,619,277
21,000,000	MGM Resorts International		7.7500	03/15/22	21,136,500
					65,790,277
	MACHINERY — 0.3%
4,360,000	Caterpillar Financial Services Corporation		0.2500	03/01/23	4,328,666
2,028,000	Caterpillar Financial Services Corporation		0.4500	05/17/24	1,981,594
700,000	CNH Industrial Capital, LLC		4.3750	04/05/22	704,355
15,923,000	Eaton Corporation		2.7500	11/02/22	16,141,672
800,000	John Deere Capital Corporation		1.2000	04/06/23	801,485
2,000,000	John Deere Capital Corporation		0.7000	07/05/23	1,989,514
2,364,000	John Deere Capital Corporation		0.4000	10/10/23	2,334,677
					28,281,963
	MEDICAL EQUIPMENT & DEVICES — 1.3%
32,000,000	Illumina, Inc.		0.5500	03/23/23	31,777,317
40,500,000	PerkinElmer, Inc.		0.5500	09/15/23	39,989,564
33,250,000	Thermo Fisher Scientific, Inc.		0.7970	10/18/23	32,941,335
9,464,000	Thermo Fisher Scientific, Inc.		1.2150	10/18/24	9,341,431
					114,049,647

NAVIGATOR TACTICAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 42.9% (Continued)
	OIL & GAS PRODUCERS — 1.3%
2,270,000	BP Capital Markets America, Inc.		3.7900	02/06/24	$ 2,370,193
2,000,000	Chevron Corporation		2.4110	03/03/22	1,999,552
20,835,000	Chevron USA, Inc.(c)	US0003M + 0.110%	0.2640	08/12/22	20,847,299
600,000	Chevron USA, Inc.		0.3330	08/12/22	598,852
9,000,000	Chevron USA, Inc.(c)	US0003M + 0.200%	0.3540	08/11/23	9,008,253
29,400,000	Enbridge, Inc.(c)	US0003M + 0.500%	0.6600	02/18/22	29,405,664
2,000,000	Energy Transfer Operating, L.P.		4.2500	03/15/23	2,047,451
2,000,000	Enterprise Products Operating, LLC		3.5000	02/01/22	2,000,000
13,015,000	Exxon Mobil Corporation		1.5710	04/15/23	13,087,088
609,000	Exxon Mobil Corporation		3.1760	03/15/24	630,580
1,625,000	Kinder Morgan Energy Partners, L.P.		3.9500	09/01/22	1,642,275
16,930,000	Pioneer Natural Resources Company		0.5500	05/15/23	16,777,097
2,000,000	Shell International Finance BV		0.3750	09/15/23	1,973,294
3,764,000	TransCanada PipeLines Ltd.		2.5000	08/01/22	3,794,704
7,267,000	TransCanada PipeLines Ltd.		1.0000	10/12/24	7,112,631
					113,294,933
	REAL ESTATE INVESTMENT TRUSTS — 0.2%
500,000	Federal Realty Investment Trust		3.9500	01/15/24	519,307
14,325,000	Office Properties Income Trust		4.0000	07/15/22	14,484,379
					15,003,686
	REAL ESTATE SERVICES — 0.5%
34,330,000	Jones Lang LaSalle, Inc.		4.4000	11/15/22	34,969,100
4,970,000	Realogy Group, LLC / Realogy Co-Issuer Corporation(b)		9.3750	04/01/27	5,383,504
					40,352,604
	RETAIL - CONSUMER STAPLES — 0.3%
19,000,000	7-Eleven, Inc.(b)		0.6250	02/10/23	18,912,594
2,000,000	Walmart, Inc.		3.4000	06/26/23	2,062,321
3,662,000	Walmart, Inc.		3.3000	04/22/24	3,797,382
					24,772,297
	SEMICONDUCTORS — 0.7%
3,300,000	Marvell Technology, Inc.		4.2000	06/22/23	3,407,114
4,695,000	Microchip Technology, Inc.		4.3330	06/01/23	4,856,187
7,000,000	Microchip Technology, Inc.		0.9720	02/15/24	6,861,139
25,000,000	NVIDIA Corporation		0.3090	06/15/23	24,743,435

NAVIGATOR TACTICAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 42.9% (Continued)
	SEMICONDUCTORS — 0.7% (Continued)
2,292,000	QUALCOMM, Inc.		3.0000	05/20/22	$ 2,308,360
20,345,000	Skyworks Solutions, Inc.		0.9000	06/01/23	20,144,634
					62,320,869
	SOFTWARE — 2.1%
2,000,000	Microsoft Corporation		2.8750	02/06/24	2,059,357
103,539,000	Oracle Corporation		2.5000	05/15/22	103,796,329
50,000,000	Oracle Corporation		2.5000	10/15/22	50,516,559
5,280,000	Roper Technologies, Inc.		0.4500	08/15/22	5,272,843
19,758,000	VMware, Inc.		0.6000	08/15/23	19,501,650
					181,146,738
	SPECIALTY FINANCE — 3.1%
1,300,000	AerCap Ireland Capital DAC / AerCap Global		4.6250	07/01/22	1,320,484
4,000,000	AerCap Ireland Capital DAC / AerCap Global		4.5000	09/15/23	4,157,853
35,000,000	AerCap Ireland Capital DAC / AerCap Global		1.1500	10/29/23	34,578,566
28,993,000	Air Lease Corporation(c)	US0003M + 0.350%	0.5530	12/15/22	28,987,428
4,207,000	Air Lease Corporation MTN		0.7000	02/15/24	4,094,381
15,449,000	Ally Financial, Inc.		4.1250	02/13/22	15,465,966
7,870,000	American Express Company		2.7500	05/20/22	7,905,809
32,501,000	American Express Company		2.5000	08/01/22	32,761,408
2,000,000	American Express Company		3.4000	02/27/23	2,047,988
50,000,000	American Express Company		0.7500	11/03/23	49,573,709
29,673,000	Capital One Financial Corporation(c)	US0003M + 0.720%	1.0190	01/30/23	29,756,789
28,229,000	Capital One Financial Corporation(c)	US0003M + 0.950%	1.1480	03/09/22	28,233,980
600,000	Capital One Financial Corporation		3.2000	01/30/23	611,854
2,000,000	Capital One Financial Corporation		3.5000	06/15/23	2,055,871
25,215,000	Oxford Finance, LLC / Oxford Finance Co-Issuer II(b)		6.3750	12/15/22	25,236,307
					266,788,393
	TECHNOLOGY HARDWARE — 0.2%
1,685,000	Apple, Inc.		1.7000	09/11/22	1,697,521
6,270,000	Apple, Inc.		2.4000	05/03/23	6,373,881
2,343,000	Apple, Inc.		2.8500	05/11/24	2,410,133
1,085,000	Arrow Electronics, Inc.		3.5000	04/01/22	1,085,000
3,024,000	Telefonaktiebolaget LM Ericsson		4.1250	05/15/22	3,051,019
					14,617,554

>          3,747,323,888

NAVIGATOR TACTICAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 42.9% (Continued)
	TECHNOLOGY SERVICES — 0.5%
1,174,000	Fiserv, Inc.		3.5000	10/01/22	$ 1,187,295
600,000	Fiserv, Inc.		3.8000	10/01/23	621,197
3,700,000	International Business Machines Corporation		2.8500	05/13/22	3,724,542
37,800,000	PayPal Holdings, Inc.		2.2000	09/26/22	38,191,685
					43,724,719
	TELECOMMUNICATIONS — 1.4%
4,110,000	AT&T, Inc. B		0.9000	03/25/24	4,039,282
37,338,000	Rogers Communications, Inc.(c)	US0003M + 0.600%	0.8140	03/22/22	37,364,198
27,500,000	Sprint Communications, Inc.		6.0000	11/15/22	28,365,425
48,707,000	Verizon Communications, Inc.(c)	US0003M + 1.000%	1.2110	03/16/22	48,757,681
					118,526,586
	TOBACCO & CANNABIS — 0.8%
39,857,000	Altria Group, Inc.		2.8500	08/09/22	40,287,862
9,500,000	Altria Group, Inc.		4.0000	01/31/24	9,921,718
14,495,000	BAT Capital Corporation(c)	US0003M + 0.880%	1.0360	08/15/22	14,522,043
4,648,000	BAT Capital Corporation		3.2220	08/15/24	4,769,106
900,000	Philip Morris International, Inc.		1.1250	05/01/23	900,003
					70,400,732
	TRANSPORTATION & LOGISTICS — 0.1%
750,000	Delta Air Lines, Inc.		3.6250	03/15/22	750,311
843,000	Ryder System, Inc.		2.8000	03/01/22	843,228
6,500,000	Ryder System, Inc.		3.8750	12/01/23	6,767,096
544,000	Union Pacific Corporation		4.1630	07/15/22	548,106
969,000	United Parcel Service, Inc.		2.4500	10/01/22	979,871
					9,888,612
	TRANSPORTATION EQUIPMENT — 0.3%
24,500,000	Daimler Trucks Finance North America, LLC(b),(c)	SOFRRATE + 0.500%	0.5490	06/14/23	24,536,170

	TOTAL CORPORATE BONDS (Cost $3,769,880,315)				3,747,323,888

NAVIGATOR TACTICAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2022

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	MUNICIPAL BONDS — 4.6%
	APPROPRIATION — 2.3%
9,000,000	Alabama Federal Aid Highway Finance Authority	0.2290	09/01/22	$ 8,973,680
195,000,000	Metropolitan Transportation Authority	0.7770	11/15/22	195,014,528
				203,988,208
	COMBINED UTILITIES — 0.3%
27,500,000	Long Island Power Authority	0.3590	03/01/23	27,284,364

	COUNTY — 0.6%
19,730,000	County of Prince George's MD	5.0000	07/01/30	25,055,877
19,700,000	County of Prince George's MD	5.0000	07/01/31	25,544,787
				50,600,664
	SCHOOL DISTRICT — 0.1%
11,425,000	Los Angeles Community College District/CA	0.3260	08/01/22	11,413,297

	STATE — 1.1%
52,985,000	State of California	5.0000	10/01/31	68,545,714
10,575,000	State of Florida	5.0000	07/01/33	14,215,285
2,500,000	State of Hawaii	0.2470	02/01/22	2,500,000
7,500,000	State of Hawaii	0.2470	08/01/22	7,488,265
5,865,000	State of Hawaii	0.2470	10/01/22	5,847,651
				98,596,915
	TAX BACKED DISTRICT — 0.1%
1,250,000	San Francisco Community College District	3.0000	06/15/22	1,261,407

	TOBACCO — 0.1%
2,750,000	Golden State Tobacco Securitization Corporation	0.5020	06/01/22	2,749,125
3,000,000	Golden State Tobacco Securitization Corporation	2.7460	06/01/34	2,926,523
				5,675,648
	TOTAL MUNICIPAL BONDS (Cost $399,517,593)			398,820,503

	U.S. GOVERNMENT & AGENCIES — 5.9%
	U.S. TREASURY BILLS — 5.7%
100,000,000	United States Treasury Bill	0.0000	05/17/22	99,924,750

705,076,169

NAVIGATOR TACTICAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2022

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 5.9% (Continued)
	U.S. TREASURY BILLS — 5.7% (Continued)
300,000,000	United States Treasury Bill	0.0000	07/07/22	$ 299,495,925
100,000,000	United States Treasury Bill	0.0000	07/21/22	99,800,486
				499,221,161
	U.S. TREASURY NOTES — 0.2%
20,000,000	United States Treasury Note	0.2500	08/31/25	19,139,062

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $519,440,228)			518,360,223

	COMMERCIAL PAPER — 8.1%
	COMMERCIAL PAPER - 8.1%
35,000,000	AT&T, Inc.	0.0000	04/18/22	34,972,676
35,000,000	AT&T, Inc.	0.0000	05/18/22	34,951,315
50,000,000	Autonation, Inc.	0.0000	02/04/22	49,998,833
74,000,000	Conagra Brands, Inc.	0.0000	02/16/22	73,989,208
50,000,000	Crown Castle International Corporation	0.0000	02/09/22	49,995,556
50,000,000	FMC Corporation	0.0000	02/01/22	50,000,000
30,000,000	FMC Corporation	0.0000	02/15/22	29,996,150
30,000,000	FMC Corporation	0.0000	02/16/22	29,995,875
9,500,000	Hilltop Securities	0.0000	02/02/22	9,499,657
10,000,000	Hilltop Securities, Inc.	0.0000	02/16/22	9,994,875
23,000,000	Hilltop Securities, Inc.	0.0000	02/16/22	22,994,442
25,000,000	Jabil Inc.	0.0000	02/14/22	24,995,937
40,000,000	Jabil, Inc.	0.0000	02/01/22	40,000,000
25,000,000	Jabil, Inc	0.0000	02/08/22	24,997,812
20,000,000	National Fuel Gas Company	0.0000	02/08/22	19,998,522
48,750,000	Parker-Hannifin Corporation	0.0000	04/04/22	48,715,193
50,000,000	Rogers Communications	0.0000	02/14/22	49,993,681
50,000,000	Walgreens Boots Alliance, Inc.	0.0000	02/14/22	49,994,770
50,000,000	Walgreens Boots Alliance, Inc.	0.0000	02/25/22	49,991,667
				705,076,169
	TOTAL COMMERCIAL PAPER (Cost $705,055,250)			705,076,169

NAVIGATOR TACTICAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2022

Shares					Fair Value
	SHORT-TERM INVESTMENTS — 10.9%
	MONEY MARKET FUNDS - 10.9%
84,447,233	Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 0.01%(f)				$ 84,447,233
689,545,215	JPMorgan Prime Money Market Fund, Capital Class, 0.07%(f)				689,752,079
174,775,550	Morgan Stanley Institutional Liquidity Funds - Prime Portfolio, Institutional Class, 0.06%(f)				174,793,028
	TOTAL MONEY MARKET FUNDS (Cost $949,100,261)				948,992,340

	TOTAL SHORT-TERM INVESTMENTS (Cost $949,100,261)				948,992,340
Contracts(i)
	EQUITY OPTIONS PURCHASED - 0.0%(a)	Expiration Date	Exercise Price	Notional Value
	CALL OPTIONS PURCHASED - 0.0%(a)
15,000	iShares iBoxx High Yield Corporate Bond ETF	02/18/2022	$ 95.00	$ 127,050,000	30,000
	TOTAL CALL OPTIONS PURCHASED (Cost - $104,695)

	TOTAL EQUITY OPTIONS PURCHASED (Cost - $104,695)				30,000

	FUTURE OPTIONS PURCHASED - 0.1%(a)
	PUT OPTIONS PURCHASED - 0.1%(a)
1,000	S&P500 E-Mini Option Index	03/18/2022	4,100.00	450,425,000	2,112,500
1,000	S&P500 E-Mini Option Index	03/18/2022	4,150.00	450,425,000	2,425,000
1,000	S&P500 E-Mini Option Index	03/18/2022	4,200.00	450,425,000	2,775,000
	TOTAL PUT OPTIONS PURCHASED (Cost - $11,737,925)				7,312,500

	TOTAL FUTURE OPTIONS PURCHASED (Cost - $11,737,925)				7,312,500
Shares 1,154,083,643	COLLATERAL FOR SECURITIES LOANED — 13.2% Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Shares, 0.03% (f),(g) TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $1,154,083,643)				1,154,083,643
	TOTAL INVESTMENTS - 100.5% (Cost $8,813,438,514)				$ 8,773,961,272
	PUT OPTIONS WRITTEN - (0.2)% (Proceeds - $14,895,229)				(16,170,000)
	LIABILITIES IN EXCESS OF OTHER ASSETS – (0.3)%				(29,942,254)
	NET ASSETS - 100.0%				$ 8,727,849,018

NAVIGATOR TACTICAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2022

Contracts(i)
	WRITTEN EQUITY OPTIONS - (0.2)%(a)	Expiration Date	Exercise Price	Notional Value	Fair Value
PUT OPTIONS WRITTEN - (0.2)% (a)
15,000	iShares iBoxx High Yield Corporate Bond ETF	02/18/2022	$ 95.00	$ 127,050,000	$ 16,170,000
TOTAL PUT OPTIONS WRITTEN (Proceeds - $14,895,229)

	TOTAL EQUITY OPTIONS WRITTEN (Proceeds - $14,895,229)				$ 16,170,000

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts		Expiration	Notional Amount	Unrealized (Depreciation)
6,015	CBOT 5 Year US Treasury Note		03/31/2022	$ 717,006,045	$ (4,762,050)
TOTAL FUTURES CONTRACTS

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts		Expiration	Notional Amount	Unrealized Appreciation (Depreciation)
39	CME Ultra Long-Term US Treasury Bond Future		03/22/2022	$ 7,368,582	$ 193,762
560	Ultra 10-Year US Treasury Note		03/22/2022	79,983,680	(73,500)
	TOTAL FUTURES CONTRACTS				$ 120,262

DAC	- Designated Activity Company
ETF	- Exchange-Traded Fund
LIBOR	- London Interbank Offered Rate
LLC	- Limited Liability Company
LP	- Limited Partnership
LTD	- Limited Company
MTN	- Medium-Term Note
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust
SOFR	- Secured Overnight Financing Rate
SPDR	- Standard & Poor's Depositary Receipt

H15T1Y	US Treasury Yield Curve Rate T Note Constant Maturity 1 Year
SOFRINDX	SOFRINDX
SOFRRATE	United States SOFR Secured Overnight Financing Rate
US0003M	ICE LIBOR USD 3 Month

NAVIGATOR TACTICAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2022

(a)	Non-income producing security.
(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2022, the total market value of 144A securities is 725,098,068 or 8.3% of net assets.
(c) (d) (e)	Variable rate security. Interest rate is as of January 31, 2022. Affiliated Security. Zero coupon Bond.
(f) (g) (h) (i) (j)

Rate disclosed is the seven-day effective yield as of January 31, 2022.

Security purchased with cash proceeds of securities lending collateral.

All or a portion of the security is on loan. Total loaned securities had a value of $1,130,334,719 at January 31, 2022.

Each option contract allows the Fund to purchase or sell 1 underlying futures contract or 100 shares of the underlying security.

All or portion of the security is pledged as collateral for written options.

TOTAL RETURN SWAPS
Number of Shares	Reference Entity	Notional Amount at Januaryr 31, 2022	Interest Rate Payable (1)	Termination Date	Counterparty	Unrealized (Depreciation)
Long Position:
1,000,000	iShares iBoxx USD High Yield Corporate Bond ETF	$ 86,170,000	1-Mth USD SOFR minus 1.75 bp	2/16/2022	BNP	$(1,408,699)

					Total:	$(1,408,699)
	BNP - BNP Paribas SA
	SOFR - Secured Overnight Financing Rate
(1)	Interest rate is based upon predetermined notional amounts, which may be a multiple of the number of shares plus a specified spread.

OPEN CREDIT DEFAULT SWAP AGREEMENTS (1)
OPEN CREDIT DEFAULT SWAP AGREEMENTS - SELL PROTECTION (2)

Reference Entity	Counterparty	Termination Date	Interest Rate Payable	Notional Value at January 31, 2022	Value	Upfront Premiums Paid	Unrealized Appreciation/ (Depreciation)

CDX North American High Yield Series 35	GS	12/20/2025	5.00%	$356,800,000	$25,821,695	$24,756,967	$1,064,728
CDX North American High Yield Series 36	GS	6/20/2026	5.00%	647,900,000	48,706,026	54,849,451	(6,143,425)
CDX North American High Yield Series 37	GS	12/20/2026	5.00%	1,825,000,000	138,971,205	156,510,349	(17,539,144)
CDX North American High Yield Series 37	MS	12/20/2026	5.00%	105,100,000	7,802,017	9,450,159	(1,648,142)

TOTAL OPEN CREDIT DEFAULT SWAP					$221,300,943	$245,566,926	$(24,265,983)

GS - Goldman Sachs
MS - Morgan Stanley
(1) For centrally cleared swaps, the notional amounts represent the maximum potential the Fund may pay/receive as a seller/buyer of credit protection if a credit event occurs, as defined under the terms of the swap contract, for each security included in the reference entity.
(2) For centrally cleared swaps, when a credit event occurs as defined under the terms of the swap contract, the Fund as a seller of credit protection will either (i) pay a net amount equal to the par value of the defaulted reference entity and deliver the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value.

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2022

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 82.8%
	U.S. TREASURY BILL — 82.8%
80,000,000	United States Treasury Bill	0.0000	07/07/22	$ 79,865,580

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $79,927,200)			79,865,580

Shares
	SHORT-TERM INVESTMENTS — 17.3%
	MONEY MARKET FUNDS - 17.3%
16,713,023	Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 0.01%(a) (Cost $16,713,023)			16,713,023

	TOTAL INVESTMENTS - 100.1% (Cost $96,640,223)			$ 96,578,603
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%			(66,986)
	NET ASSETS - 100.0%			$ 96,511,617

(a)	Rate disclosed is the seven-day effective yield as of January 31, 2022.

NAVIGATOR TACTICAL U.S. ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 69.6%
	ASSET MANAGEMENT — 2.8%
1,500,000	UBS Group A.G.(a)		2.6500	02/01/22	$ 1,500,000

	AUTOMOTIVE — 6.7%
1,526,000	Daimler Finance North America, LLC(a)		3.4000	02/22/22	1,528,575
2,000,000	General Motors Financial Company, Inc.(b)	US0003M + 1.310%	1.5280	06/30/22	2,008,863
					3,537,438
	BANKING — 11.0%
2,000,000	Bank of America Corporation(b)	US0003M + 1.021%	2.8810	04/24/23	2,006,683
2,000,000	JPMorgan Chase & Company(b)	US0003M + 1.230%	1.4890	10/24/23	2,015,227
1,000,000	Mizuho Financial Group, Inc.		2.9530	02/28/22	1,001,931
750,000	Mizuho Financial Group, Inc. (b)	US0003M + 0.790%	0.9700	03/05/23	754,407
					5,778,248
	E-COMMERCE DISCRETIONARY — 3.1%
1,604,000	eBay, Inc. (b)	US0003M + 0.870%	1.1690	01/30/23	1,613,966

	ELECTRIC UTILITIES — 2.6%
1,370,000	Duke Energy Corporation(b)	US0003M + 0.650%	0.8510	03/11/22	1,370,775

	FOOD — 3.8%
2,000,000	McCormick & Co, Inc.		2.7000	08/15/22	2,018,367

	HEALTH CARE FACILITIES & SERVICES — 10.1%
2,000,000	Cardinal Health, Inc.(b)	US0003M + 0.770%	0.9730	06/15/22	2,004,412
2,000,000	Cigna Corporation(b)	US0003M + 0.890%	1.1310	07/15/23	2,019,743
1,247,000	CVS Health Corporation		4.7500	12/01/22	1,274,093
					5,298,248
	INSTITUTIONAL FINANCIAL SERVICES — 4.3%
2,249,000	Goldman Sachs Group, Inc.(b)	US0003M + 1.000%	1.2590	07/24/23	2,256,294

	LEISURE FACILITIES & SERVICES — 1.9%
	Hyatt Hotels Corporation;		1.3000	10/01/23	992,276

NAVIGATOR TACTICAL U.S. ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 69.6% (Continued)
	MEDICAL EQUIPMENT & DEVICES — 5.6%
2,000,000	PerkinElmer, Inc.		0.5500	09/15/23	$ 1,974,793
1,000,000	Thermo Fisher Scientific, Inc.		0.7970	10/18/23	990,717
					2,965,510
	OIL & GAS PRODUCERS — 1.9%
1,000,000	Chevron USA, Inc.(b)	US0003M + 0.200%	0.3540	08/11/23	1,000,917

	SOFTWARE — 3.8%
2,000,000	Oracle Corporation		2.5000	05/15/22	2,004,971

	SPECIALTY FINANCE — 1.9%
1,000,000	Oxford Finance, LLC / Oxford Finance Co-Issuer II(a)		6.3750	12/15/22	1,000,845

	TECHNOLOGY HARDWARE — 5.3%
781,000	Apple, Inc.(b)	US0003M + 0.350%	0.5000	05/11/22	781,709
2,000,000	Telefonaktiebolaget LM Ericsson		4.1250	05/15/22	2,017,870
					2,799,579
	TELECOMMUNICATIONS — 1.0%
500,000	Rogers Communications, Inc.(b)	US0003M + 0.600%	0.8140	03/22/22	500,351

	TOBACCO & CANNABIS — 3.8%
2,000,000	Altria Group, Inc.		2.8500	08/09/22	2,021,620

	TOTAL CORPORATE BONDS (Cost $36,724,776)				36,659,405

	MUNICIPAL BONDS — 9.0%
	APPROPRIATION — 4.8%
2,500,000	Metropolitan Transportation Authority		0.7770	11/15/22	2,500,186

	STATE — 3.3%
1,750,000	Sate of Hawaii		0.2470	10/01/22	1,744,824

LLC

NAVIGATOR TACTICAL U.S. ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2022

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	MUNICIPAL BONDS — 9.0% (Continued)
	TOBACCO — 0.9%
500,000	Golden State Tobacco Securitization Corporation	0.5020	06/01/22	$ 499,841

	TOTAL MUNICIPAL BONDS (Cost $4,750,000)			4,744,851

	COMMERCIAL PAPER — 5.7%
	COMMERCIAL PAPER - 5.7%
1,000,000	Conagra Brands, Inc.	0.0000	02/16/22	999,854
1,000,000	Hilltop Securities	0.0000	02/02/22	999,964
1,000,000	Hilltop Securities, Inc.	0.0000	02/16/22	999,758
				2,999,576

	TOTAL COMMERCIAL PAPER (Cost $2,999,576)			2,999,576
Shares
	SHORT-TERM INVESTMENTS — 7.2%
	MONEY MARKET FUND - 7.2%
3,760,725	Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 0.01%(c) (Cost $3,760,725)			3,760,725

	TOTAL INVESTMENTS - 91.5% (Cost $48,235,077)			$ 48,164,557
	OTHER ASSETS IN EXCESS OF LIABILITIES- 8.5%			4,472,277
	NET ASSETS - 100.0%			$ 52,636,834

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount	Unrealized (Depreciation)
118	CME E-Mini Standard & Poor's 500 Index	03/18/2022	$ 26,575,075	$ (912,443)
	TOTAL FUTURES CONTRACTS

LLC	- Limited Liability Company
US0003M	ICE LIBOR USD 3 Month

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2022, the total market value of 144A securities is $4,029,420 or 7.7% of net assets.
(b)	Variable rate security; the rate shown represents the rate on January 31, 2022.
(c)	Rate disclosed is the seven-day effective yield as of January 31, 2022.

NAVIGATOR ULTRA SHORT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 85.8%
	AEROSPACE & DEFENSE — 5.2%
2,000,000	Boeing Company		1.1670	02/04/23	$ 1,997,323
750,000	Huntington Ingalls Industries, Inc.(a)		0.6700	08/16/23	737,842
					2,735,165
	ASSET MANAGEMENT — 1.0%
500,000	FS KKR Capital Corporation		4.7500	05/15/22	503,924

	AUTOMOTIVE — 15.6%
2,200,000	General Motors Financial Company, Inc.(b)	US0003M + 1.310%	1.5280	06/30/22	2,209,750
1,200,000	Harley-Davidson Financial Services, Inc.(a)		4.0500	02/04/22	1,200,236
600,000	Hyundai Capital America(a)		3.9500	02/01/22	600,000
1,000,000	Hyundai Capital America(a)		3.1000	04/05/22	1,004,190
750,000	Hyundai Capital America(a)		3.2500	09/20/22	759,930
1,300,000	Hyundai Capital Services, Inc.(a)		3.0000	03/06/22	1,302,999
1,200,000	Nissan Motor Acceptance Company, LLC(a)		2.6500	07/13/22	1,208,579
					8,285,684
	BANKING — 10.9%
1,250,000	Barclays plc(b)	US0003M + 1.400%	4.6100	02/15/23	1,251,472
1,000,000	Deutsche Bank A.G.(b)	US0003M + 1.190%	1.3450	11/16/22	1,005,104
1,000,000	JPMorgan Chase & Company(b)	US0003M + 0.695%	3.2070	04/01/23	1,003,368
1,500,000	Mizuho Financial Group, Inc.(b)	US0003M + 0.790%	0.9700	03/05/23	1,508,814
1,000,000	Synchrony Bank		3.0000	06/15/22	1,006,804
					5,775,562
	CONSTRUCTION MATERIALS — 2.8%
1,500,000	Carlisle Companies, Inc.		0.5500	09/01/23	1,478,239

	E-COMMERCE DISCRETIONARY — 5.7%
3,000,000	eBay, Inc.(b)	US0003M + 0.870%	1.1690	01/30/23	3,018,639

	ELECTRIC UTILITIES — 5.7%
1,000,000	Florida Power & Light Company(b)	SOFRINDX + 0.380%	0.4280	01/12/24	1,000,557
1,000,000	NextEra Energy Capital Holdings, Inc.(b)	US0003M + 0.270%	0.4300	02/22/23	1,000,147
1,000,000	TerraForm Power Operating, LLC(a)		4.2500	01/31/23	1,006,080
					3,006,784

NAVIGATOR ULTRA SHORT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 85.8% (Continued)
	FOOD — 1.4%
750,000	Conagra Brands, Inc.		0.5000	08/11/23	$ 739,197

	INSTITUTIONAL FINANCIAL SERVICES — 2.8%
1,500,000	Goldman Sachs Group, Inc.(b)	US0003M + 0.750%	0.9140	02/23/23	1,507,989

	INTERNET MEDIA & SERVICES — 2.8%
1,500,000	Netflix, Inc.		5.5000	02/15/22	1,503,600

	LEISURE FACILITIES & SERVICES — 3.8%
1,000,000	Hyatt Hotels Corporation		1.3000	10/01/23	992,276
1,000,000	MGM Resorts International		7.7500	03/15/22	1,006,500
					1,998,776
	MEDICAL EQUIPMENT & DEVICES — 3.3%
1,000,000	PerkinElmer, Inc.		0.5500	09/15/23	987,397
750,000	Thermo Fisher Scientific, Inc.		0.7970	10/18/23	743,038
					1,730,435
	OIL & GAS PRODUCERS — 0.9%
500,000	Pioneer Natural Resources Company		0.5500	05/15/23	495,484

	REAL ESTATE INVESTMENT TRUSTS — 2.9%
1,500,000	Office Properties Income Trust		4.0000	07/15/22	1,516,689

	REAL ESTATE SERVICES — 2.6%
1,350,000	Jones Lang LaSalle, Inc.		4.4000	11/15/22	1,375,132

	RETAIL - CONSUMER STAPLES — 1.9%
1,000,000	7-Eleven, Inc.(a)		0.6250	02/10/23	995,400

	SEMICONDUCTORS — 1.9%
1,000,000	Skyworks Solutions, Inc.		0.9000	06/01/23	990,152

	SPECIALTY FINANCE — 6.6%
2,000,000	Air Lease Corporation(b)	US0003M + 0.350	0.5530	12/15/22	1,999,616
500,000	Ally Financial, Inc.		4.1250	02/13/22	500,549

\
NAVIGATOR ULTRA SHORT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 85.8% (Continued)
	SPECIALTY FINANCE — 6.6% (Continued)
1,000,000	Oxford Finance, LLC / Oxford Finance Co-Issuer II(a)		6.3750	12/15/22	$ 1,000,845
					3,501,010
	TECHNOLOGY HARDWARE — 3.7%
1,923,000	Telefonaktiebolaget LM Ericsson		4.1250	05/15/22	1,940,182

	TELECOMMUNICATIONS — 3.8%
1,000,000	Rogers Communications, Inc.(b)	US0003M + 0.600%	0.8140	03/22/22	1,000,702
1,000,000	Sprint Communications, Inc.		6.0000	11/15/22	1,031,470
					2,032,172
	TRANSPORTATION & LOGISTICS — 0.5%
250,000	Delta Air Lines, Inc.		3.6250	03/15/22	250,104

	TOTAL CORPORATE BONDS (Cost $45,498,410)				45,380,319

	MUNICIPAL BONDS — 6.1%
	APPROPRIATION — 4.7%
2,500,000	Metropolitan Transportation Authority		0.7770	11/15/22	2,500,186

	TOBACCO — 1.4%
750,000	Golden State Tobacco Securitization Corporation		0.5020	06/01/22	749,761

	TOTAL MUNICIPAL BONDS (Cost $3,250,000)				3,249,947

	COMMERCIAL PAPER — 6.1%
	COMMERCIAL PAPER - 6.1%
1,000,000	Hilltop Securities		0.0000	02/02/22	999,964
1,000,000	Hilltop Securities, Inc.		0.0000	02/16/22	999,758
1,250,000	Parker-Hannifin Corporation		0.0000	04/04/22	1,249,108
	TOTAL COMMERCIAL PAPER (Cost $3,248,215)				3,248,830
	TOTAL COMMERCIAL PAPER (Cost $3,248,215)				3,248,830

NAVIGATOR ULTRA SHORT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2022
Shares		Fair Value
SHORT-TERM INVESTMENTS — 1.5%
MONEY MARKET FUNDS - 1.5%
764,423	Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 0.01%(d) (Cost $764,423)	$ 764,423

	TOTAL INVESTMENTS - 99.5% (Cost $52,761,048)	$ 52,643,519
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.5%	279,073
	NET ASSETS - 100.0%	$ 52,922,592

ETF	- Exchange-Traded Fund
LLC	- Limited Liability Company
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust

SOFRINDX	SOFRINDX
US0003M	ICE LIBOR USD 3 Month

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2022, the total market value of 144A securities is 9,816,101 or 18.5% of net assets.
(b)	Variable rate security; the rate shown represents the rate on January 31, 2022.
(c)	Rate disclosed is the seven-day effective yield as of January 31, 2022.